Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
12.    Subsequent Events

We evaluate subsequent events up until the date the condensed consolidated financial statements are issued and have determined there are none to be reported or disclosed in the condensed consolidated financial statements other than those mentioned below.

Status of the Private Offering

As of November 10, 2020, we had sold 2,620,480 shares of Series 2019 Preferred Stock for aggregate gross offering proceeds of $26,088,409. In connection with the sale of these shares in the Private Offering, the Company paid aggregate selling commissions of $1,704,428 and placement fees of $506,930.

Status of the Offering

As of November 10, 2020, we had sold 11,799,847 shares of our Class A common stock and 17,516 shares of our Class T common stock in the Offering for aggregate gross offering proceeds of $117,566,430. Included in these amounts were 140,781 shares of common stock sold pursuant to the DRP Program for aggregate gross offering proceeds of $1,407,811.

Dividends Paid - Series 2019 Preferred Stock

Subsequent to September 30, 2020 and through the date of this report, we paid $190,539 of dividends to holders of record of Series 2019 Preferred Stock at an effective annual rate of 5.5% on the $10.00 purchase price, assuming distributions are paid every day for a year at the daily distribution rate.

Dividends Declared - Series 2019 Preferred Stock

On November 11, 2020, our board of directors declared cash distributions at a daily distribution rate of $0.00150273 for December 2020 and declared cash distributions at a daily distribution rate of $0.00150685 for January and February 2021, or 5.5% annually on the $10.00 purchase price, to holders of record of our Series 2019 Preferred Stock for the months of December 2020, January 2021 and February 2021.

Distributions Paid - Common Stock

Subsequent to September 30, 2020 and through the date of this report, we paid $962,567 of distributions to our common stockholders at an effective annual rate of 5.0% on the $10.00 purchase price, assuming distributions are paid every day for a year at the daily distribution rate.

Distributions Declared - Common Stock

Our board of directors has authorized cash distributions on the outstanding shares of our common stock based on daily record dates as follows:

Authorization Date	Period	Daily Distribution Amount	Annualized Rate (1)	Expected Payment
October 25, 2020	November 1, 2020 – November 30, 2020	$0.00136612	5%	December 2020
November 11, 2020	December 1, 2020 – December 31, 2020	$0.00136612	5%	January 2021
November 11, 2020	January 1, 2021 – January 31, 2021	$0.00136986	5%	February 2021
November 11, 2020	February 1, 2021 – February 28, 2021	$0.00136986	5%	March 2021
(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution amount.

Holders of our common stock may choose to receive cash distributions or purchase additional shares.

14. Subsequent Events

We have evaluated subsequent events up until the date the consolidated financial statements are issued for recognition or disclosure and have determined there are none to be reported or disclosed in the consolidated financial statements other than those mentioned below.

One Upland Acquisition

On March 19, 2020, we acquired One Upland, a multifamily apartment community in the Greater Boston area, from an unaffiliated party.

One Upland was constructed in 2016 and encompasses 303,840 rentable square feet. Amenities include a swimming pool, clubhouse, outdoor amphitheater, and a dog park.

The purchase price was $103,600,000, excluding closing costs. We funded the purchase with an initial draw of $50,000,000 from our new $67,600,000 credit facility and proceeds from our offerings.

Status of the Offering

As of March 20, 2020, we had sold 10,025,160 shares of our Class A common stock and 2,500 shares of our Class T common stock in the Offering for aggregate gross offering proceeds of $99,763,225. Included in these amounts were 63,893 shares of common stock sold pursuant to the DRP Offering for aggregate gross offering proceeds of $638,926.

Status of the Private Offering

As of March 20, 2020, we had sold approximately 830,099 shares of Series 2019 Preferred Stock for aggregate gross offering proceeds of approximately $8,263,329. In connection with the sale of these shares in the Private Offering, the Company paid aggregate selling commissions of $537,633 and placement fees of $162,403.

Distributions Paid - Common Stock

Distributions paid to holders of our common stock subsequent to December 31, 2019 were as follows:

Period	Date Paid	Daily Distribution Rate	Annualized Rate (1)	Amount
December 1, 2019 - December 31, 2019	January 10, 2020	$0.00136986	5.0%	$365,517
January 1, 2020 - January 31, 2020	February 10, 2020	$0.00136612	5.0%	$382,935
February 1 - February 29, 2020	March 9, 2020	$0.00136612	5.0%	$375,939

(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution rate.

Distributions Declared - Common Stock

Our board of directors have declared cash distributions to holders of our common stock as follows:

Period	Daily Distribution Rate	Annualized Rate (1)	Expected Payment
March 1 - March 31, 2020	$0.00136612	5.0%	April 2020
April 1 - April 30, 2020	$0.00136612	5.0%	May 2020
May 1 - May 31, 2020	$0.00136612	5.0%	June 2020

(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution rate.

Holders of our common stock may choose to receive cash distributions or purchase additional shares through our distribution reinvestment plan.

Dividends Paid - Preferred Stock

Dividends paid to holders of our preferred stock subsequent to December 31, 2019 were as follows:

Period	Date Paid	Daily Dividend Rate	Annualized Rate (1)	Amount
December 1, 2019 - December 31, 2019	January 10, 2020	$0.00150685	5.5%	$1,569
January 1, 2020 - January 31, 2020	February 10, 2020	$0.00150273	5.5%	$7,361
February 1 - February 29, 2020	March 9, 2020	$0.00150273	5.5%	$17,466

(1) Annualized rate is based on the $10.00 purchase price and assumes dividends are paid every day for a year at the daily dividend rate.

Dividends Declared - Preferred Stock

Pursuant to the terms of the preferred stock, our board of directors have declared cash dividends to holders of our preferred stock as follows:

Period	Daily Dividend Rate	Annualized Rate (1)	Expected Payment
March 1 - March 31, 2020	$0.00150273	5.5%	April 2020
April 1 - April 30, 2020	$0.00150273	5.5%	May 2020
May 1 - May 31, 2020	$0.00150273	5.5%	June 2020

(1) Annualized rate is based on the $10.00 purchase price and assumes dividends are paid every day for a year at the daily dividend rate.

Amendment to Lector85 Joint Venture Agreement

On March 20, 2020, we entered an amendment to our joint venture agreement with Milhaus related to our Lector85 Investment to remove the minimum cumulative return upon redemption, sale or similar transaction of 35%.

Amended and Restated Limited Partnership Agreement

On March 25, 2020, we entered the Amended and Restated Limited Partnership Agreement of Cottonwood Communities O.P., LP to be effective as of February 1, 2020 (the “Amended OP Agreement”). The Amended OP Agreement establishes the terms of a new series of partnership units designated as LTIP Units, which we intend to issue annually as equity awards to certain of our executive officers and registered persons associated with the dealer manager for the Offering. In addition, the Amended OP Agreement reflects certain other amendments to the original agreement to permit the admission of limited partners to the Operating Partnership in addition to the current sole limited partner, Cottonwood Communities Investor, LLC.

Grant of LTIP Unit Awards

On March 25, 2020, we entered LTIP Unit Award Agreements with Enzio Cassinis, our Chief Executive Officer and President, and Adam Larson, our Chief Financial Officer, as well as certain other executive officers and registered persons associated with the dealer manager for the Offering, with respect to the grant of LTIP Unit awards as recommended by our compensation committee and approved by our board of directors. Including grants to our named executive officers, we awarded an aggregate of $124,380 time-based LTIP Units that will vest approximately one-quarter of the awarded amount on January 1, 2021, 2022, 2023 and 2024. In addition, we awarded performance-based LTIP Units in an aggregate target amount of $373,120. The actual amount of each award will be determined at the conclusion of the performance period and will depend on the internal rate of return as defined in the award agreement. The earned LTIP Units will become fully vested on the first anniversary of the last day of the performance period, subject to continued employment with the advisor or its affiliates.

The awards are granted effective March 25, 2020, and the number of units will be valued by reference to the estimated value per share of our common stock, currently $10.00. LTIP Unit awards, whether vested or unvested, will entitle the participant to receive current distributions from the Operating Partnership equivalent to the dividends that would be payable with respect to the number of shares of our common stock underlying the LTIP Unit award.

COVID - 19

In December 2019, a novel strain of coronavirus, COVID-19, was identified in Wuhan, China. This virus continues to spread globally including in the United States and has resulted in restrictions on travel and quarantines imposed. These restrictions have had a negative impact on the economy and business activity globally and may adversely impact the ability of our tenants, many of whom may be restricted in their ability to work, to pay their rent as and when due. In addition, our property managers may be limited in their ability to properly maintain our properties. The extent to which COVID-19 impacts our business will depend on future developments, which are highly uncertain and cannot be predicted, including additional actions taken to contain COVID-19 or treat its impact, among others. Our business and financial results could be materially and adversely impacted.